Intangible assets and property, plant and equipment	6 Months Ended
Jun. 30, 2023
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

8.     Intangible assets and property, plant and equipment

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2023	1,473	2,390
Additions	5	297
Acquisition	6	4
Disposals	—	(4)
Impairment	—	(11)
Charge for the period	(70)	(128)
Foreign exchange	17	27
Net book value at June 30, 2023	1,431	2,575

In February 2023, the Group completed the acquisition of a majority share in NOMOQ AG (“NOMOQ”), a start-up digital can printer based in Zurich, Switzerland, for an initial consideration of €15 million, with a further €10 million payable in 2024, subject to NOMOQ achieving certain milestones. Net of €15 million cash acquired; the transaction did not result in a cash outflow for the Group. These consolidated financial statements include management’s preliminary estimate of the fair values of assets acquired and liabilities assumed. In conjunction with this transaction, the Group has entered into put and call option arrangements for the acquisition of the outstanding non-controlling interest (“NCI”), part of which are treated as a compensation arrangement for accounting purposes, and could result in future payments to the holders of such NCI, depending on the future performance of NOMOQ. An initial estimate of the fair value of such obligation, which has been reflected in other reserves and other liabilities and provisions, respectively, has been calibrated such that the present value of the liability is equal to the fair value of the NCI that is subject to the put and call arrangement as of the valuation date.

At June 30, 2023, the carrying amount of goodwill included within intangible assets was $990 million (December 31, 2022: $976 million).

At June 30, 2023, the carrying amount of the right-of-use assets included within property, plant and equipment was $397 million (December 31, 2022: $327 million).

The Group recognized a depreciation charge of $128 million in the six months ended June 30, 2023 (2022: $104 million), of which $32 million (2022: $26 million) relates to right-of-use assets.

Impairment test for goodwill

Goodwill is not subject to amortization and is tested annually for impairment following the approval of the annual budget (normally at the end of the financial year), or more frequently if events or changes in circumstances indicate a potential impairment.

Management has considered whether any impairment indicators existed at the reporting date, and has concluded that the carrying amount of the goodwill is fully recoverable as at June 30, 2023.